RESTRUCTURING ACTIVITIES - Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RESTRUCTURING ACTIVITIES
Lease receivable contracts, net	$ 16.5		$ 16.5
Inventory and Property and equipment	0.4		0.4
Employee termination benefits	2.9	$ 2.0	5.5	$ 5.3
Restructuring charges	19.8	2.0	22.4	5.3	$ 25.6	$ 19.8	$ 24.9
Other associated restructuring charges	1.1	0.3	5.5	1.8	4.7	6.5	6.4
Total	$ 20.9	$ 2.3	$ 27.9	$ 7.1	$ 30.3	$ 26.3	$ 31.3